Schedule of other commitments relate to minimum payments (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Commitments And Contingencies
Loans and grants	€ 143	€ 1,454
Royalties	8,941	9,393
Other commitments	€ 9,084	€ 10,846